Significant Accounting Policies		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 26, 2021	Sep. 30, 2021	Jun. 27, 2021
Significant Accounting Policies [Line Items]
SIGNIFICANT ACCOUNTING POLICIES

(2) Significant Accounting Policies

Basis of Consolidation and Presentation:    These unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) and accounting principles generally accepted in the United States (“U.S. GAAP”) for interim reporting. Accordingly, certain notes or other information that are normally required by U.S. GAAP have been omitted if they substantially duplicate the disclosures contained in our annual audited consolidated financial statements. Accordingly, the unaudited condensed consolidated financial statements should be read in connection with the Company’s audited financial statements and related notes as of and for the year ended June 27, 2021. The accompanying unaudited financial statements are unaudited; however, in the opinion of management they include all normal and recurring adjustments necessary for a fair presentation of the Company’s unaudited financial statements for the periods presented. Results of operations reported for interim periods are not necessarily indicative of results for the entire year due to seasonal fluctuations in the Company’s revenue. While the Company usually generates the most revenue during our third quarter, the impacts of COVID-19 may result in different seasonality and not reflective of future seasonal revenue patterns.

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. In the opinion of management, all adjustments considered necessary for the fair statement of our financial position and results of operations in accordance with U.S. GAAP (consisting of normal recurring adjustments) have been included in the accompanying unaudited condensed consolidated financial statements. Significant assumptions also include the Company’s position that the COVID-19 pandemic is temporary. Actual results could differ from these estimates and assumptions.

The accompanying unaudited condensed consolidated financial statements include the accounts and operations of the Company. All intercompany accounts and transactions have been eliminated.

Fiscal Year:    The Company reports on a fiscal year with each quarter generally comprised of one 5-week period and two 4-week periods. Our fiscal year ends on the Sunday closest to June 30th. Fiscal year 2022 is fifty-three weeks ending on July 3, 2022, and the 53rd week falls within the fourth quarter. Fiscal year 2021 was fifty-two weeks and ended on June 27, 2021.

Recently Issued Accounting standards:

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842). This new guidance will increase transparency and comparability among organizations by recognizing right-of-use assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The right-of-use asset reflects the lessee’s right to direct the use of and obtain substantially all the economic benefits from that asset over the lease term, and it will be based on the lease liability subject to certain adjustments such as accrued rent, lease incentives, initial direct costs and prepaid rent. The lease liability reflects the obligation to make payments for the right to use that asset. This ASU codifies Topic 842, which will replace the guidance in ASC 840. Operating leases will retain a straight-line lease expense, and finance leases will retain their front-loaded expense pattern, similar to current capital leases.

We are currently evaluating the new standard, including the practical expedients, the method of adoption, and the processes, internal controls, and systems needed to implement the new guidance. The Company estimates that this standard will result in a material impact to our balance sheet from the recognition of right of use assets and liabilities, but not to our income statement or cash flows.

In June 2020, the FASB issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU 2016-02 for certain entities that have not yet issued their financial statements (or made financial statements available for issuance) for fiscal years beginning after December 15, 2021. Early application continues to be permitted, which means that an entity may choose to implement Topic 842 before the deferred effective date.

(2) Significant Accounting Policies

Principles of Consolidation:    The consolidated financial statements and related notes include the accounts of Bowlero Corp. and the subsidiaries it controls. Control is determined based on ownership rights or, when applicable, based on whether the Company is considered to be the primary beneficiary of a variable interest entity. The Company’s interest in 20% to 50% owned companies that are not controlled are accounted for using the equity method, unless the Company does not sufficiently influence the management of the investee. All significant intercompany balances and transactions have been eliminated in consolidation.

Fiscal Year:    The Company reports on a fiscal year with each quarter generally comprised of one 5-week period and two 4-week periods. Fiscal years 2021 and 2020 were fifty-two weeks and ended on June 27, 2021 and June 28, 2020, respectively.

Use of Estimates:    The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the balance sheets, statement of operations and accompanying notes. Significant estimates made by management include cash flow projections; the fair value of assets and liabilities in acquisitions; derivatives with hedge accounting; stock based compensation; depreciation and impairment of long-lived assets; carrying amount and recoverability analyses of property and equipment, assets held for sale, goodwill and other intangible assets; valuation of deferred tax assets and liabilities and income tax uncertainties; and reserves for litigation, claims and self-insurance costs. Significant assumptions also include the Company’s position that the COVID-19 pandemic is temporary. Actual results could differ from those estimates.

Fair-value Estimates:    We have various financial instruments included in our financial statements. Financial instruments are carried in our financial statements at either cost or fair value. We estimate fair value of assets using the following hierarchy using the highest level possible:

Level 1:      Quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities.

Level 2:      Observable prices that are based on inputs not quoted on active markets, but are corroborated by market data.

Level 3:      Unobservable inputs are used when little or no market data is available.

Cash and Cash Equivalents:    The Company considers all highly liquid investments with a maturity date of three months or less when purchased to be cash equivalents. The Company had cash equivalents of $86,003 and $128,903 at June 27, 2021 and June 28, 2020, respectively. The Company accepts a range of debit and credit cards, and these transactions are generally transmitted to a bank for reimbursement within 24 hours. The payments due from the banks for these debit and credit card transactions are generally received, or settled, within 24 to 48 hours of the transmission date. The Company considers all debit and credit card transactions that settle in less than seven days to be cash equivalents. Amounts due from the banks for these transactions classified as cash equivalents totaled $8,534 and $1,237 at June 27, 2021 and June 28, 2020, respectively.

Accounts Receivable:    The Company records accounts receivable at the invoiced amount. Accounts receivable do not bear interest unless specified in a formal agreement. An allowance for doubtful accounts is provided based on management’s best estimate of the amount of probable credit losses in the existing accounts receivable. The Company determines the allowance based on a number of factors, including historical write-off experience and its knowledge of specific customer accounts. Past-due balances meeting specific criteria are reviewed individually for collectability. The Company reviews all other balances on a pooled basis. Accounts are written off once collection efforts have been exhausted and the potential for recovery is considered remote. Actual uncollectable accounts could exceed the Company’s estimates, and changes to estimates are accounted for in the period of change. The Company does not have any off-balance sheet credit exposures to its customers.

Inventories:    Inventory, which includes operational items such as food and beverages, is valued at the lower of cost or market, with cost determined using an average cost method.

Property and Equipment:    Property and equipment are recorded at cost. Depreciation is calculated principally on the straight-line method based on the estimated useful lives of individual assets or classes of assets.

Leased property and equipment meeting capital lease criteria are capitalized at the lower of the present value of the related lease payments or the fair value of the leased asset at the inception of the lease. Amortization of capital lease assets is calculated on the straight-line method based on the lesser of the estimated useful life or the lease term.

Leasehold improvements are recorded at cost. Amortization of leasehold improvements is calculated principally on the straight-line method over the lesser of the estimated useful life of the leasehold improvement or the lease term. Renewal periods are included in the lease term when the renewal is determined to be reasonably assured.

Internal costs, including compensation and employee benefits for employees directly associated with capital projects, are capitalized and amortized over the estimated useful life of the asset.

Part of the costs related to the development or purchase of internal-use software is capitalized and depreciated over the estimated useful life of the software. Costs that are capitalized include external direct costs of materials and services to develop or obtain the software, and internal costs, including compensation and employee benefits for employees directly associated with a software development project.

Estimated useful lives of property and equipment are as follows:

Buildings and improvements	2 – 39 years
Leasehold improvements	lesser of asset’s useful life or lease term (1 month – 20 years)
Equipment, furniture, and fixtures	2 – 15 years
Internal-use software	3 – 5 years

Expenditures for routine maintenance and repairs that do not improve or extend the life of an asset are expensed as incurred. Improvements are capitalized and amortized over the lesser of the remaining life of the asset or, if applicable, the lease term. Upon retirement or sale of an asset, its cost and related accumulated depreciation are removed from property and equipment and any gain or loss is recognized.

The Company’s policy is to capitalize interest cost incurred on debt during the construction of major projects. Interest cost will be capitalizable for all assets that require a period of time to get them ready for their intended use (an acquisition period). The amount capitalized in an accounting period is determined by applying the capitalization rate to the accumulated expenditures for the asset during the period. The capitalization rates used is based on the rates applicable to borrowings outstanding during the capitalization period.

Goodwill and Intangible Assets:    Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible assets acquired and liabilities assumed of businesses acquired.

Indefinite-lived intangible assets include liquor licenses and the Bowlero and Professional Bowlers Association trade names. Liquor licenses to which values are ascribed are brokered licenses that are on a quota system. Bowlero is the corporate name of the Company and the brand name associated with many of the Company’s bowling centers. Professional Bowlers Association is the brand name of the entity owned by the Company associated with the main sanctioning body for ten-pin bowling. The fair value of the trade names stems from the customer appeal and revenue streams derived from these brands.

Finite-lived intangible assets primarily includes Bowlmor, AMF and other trade names of the acquisitions, customer relationships and management contracts, which have remaining useful lives ranging from 1 to 10 years. Finite-lived intangible assets are amortized based on the pattern in which the economic benefits are used or on a straight-line basis.

Favorable and Unfavorable leases:    Favorable and unfavorable leases are included in other assets and other long-term liabilities, respectively, and are amortized on a straight-line basis, over remaining lease terms, which range from 1 to 40 years.

Impairment of Goodwill, Intangible and Long-Lived Assets:    Goodwill is not amortized but is tested at least annually for impairment at the reporting unit level. The Company has determined it has one reporting unit, operating a bowling entertainment business.

We perform our annual goodwill impairment test at fiscal year-end. For 2021 and 2020, the Company performed a quantitative assessment of goodwill using the income approach. There were no impairment charges for goodwill recorded in fiscal years 2021 or 2020.

Indefinite-lived intangible assets are tested for impairment annually at fiscal year-end. For 2021 and 2020, the Company performed a quantitative analysis over indefinite-lived intangible assets. There were no impairment charges for indefinite-lived intangible assets recorded in fiscal years 2021 or 2020.

Long-lived assets other than goodwill (such as property and equipment) and other definite-lived intangibles are reviewed for impairment when events or changes in circumstances indicate the carrying value of an asset may not be recoverable.

For long-lived assets, an impairment is indicated when the estimated total undiscounted cash flows associated with the asset or group of assets is less than carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. The Company recognized impairment charges of $386 and $1,653 in fiscal years 2021 and 2020, respectively. The impairment charges in fiscal years 2021 and 2020 relate to long-lived assets and liquor licenses. We estimated the fair value of these assets utilizing the market approach using orderly liquidation values or broker quotes for sale of similar properties. We then compared these fair values to the related carrying value of the long-lived assets. The impairments were not the result of the COVID-19 pandemic since the COVID-19 situation was considered temporary and the Company’s overall business is expected to recover.

Derivatives:    We are exposed to interest rate risk. To manage these risks, we entered into interest rate swap derivative transactions to manage the interest rate risk associated with a portion of our outstanding debt. The interest rate swaps are designated for accounting purposes as cash flow hedges of forecasted floating interest payments on variable rate debt.

For financial derivative instruments that are designated as a cash flow hedge for accounting purposes, the effective portion of the gain or loss on the financial derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the forecasted transaction, and in the same period or periods during which the forecasted transaction affects earnings. Gains and losses on the financial derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

We have entered into interest rate swap agreements that effectively modified our exposure to interest rate risk by converting a portion of our interest payments on floating rate debt to a fixed rate basis, thus reducing the impact of interest rate changes on future interest expense. These agreements typically involved the receipt of floating rate amounts in exchange for fixed interest rate payments over the life of the agreements without an exchange of the underlying principal amount.

Self-Insurance Programs:    The Company is self-insured for a portion of its general liability, workers’ compensation and certain health care exposures. We also purchase stop-loss insurance coverage through third-party insurers. The undiscounted costs of these self-insurance programs are accrued based upon estimates of settlements and costs for known and anticipated claims. For claims that exceed the deductible amount, the Company records a receivable representing expected recoveries pursuant to the stop-loss coverage and a corresponding gross liability for its legal obligation to the claimant, since the Company is not legally relieved of our obligation to the claimant. The Company recorded gross estimated liabilities of $17,363 and $13,079 at June 27, 2021 and June 28, 2020, respectively, to cover known general liability, health and workers’ compensation claims, and the estimate of claims incurred but not reported. Corresponding stop-loss receivables for expected recoveries of self-insured claims in the amounts of $4,780 and $3,775 were recorded at June 27, 2021 and June 28, 2020, respectively.

The short-term portion of the self-insurance liabilities is included in accrued expenses in the accompanying consolidated balance sheets. The long-term portion is included in other long-term liabilities in the accompanying consolidated balance sheets. The stop-loss receivable is included in other assets.

Asset Retirement Obligation (ARO):    The Company has asset removal obligations that are required under certain lease contracts to remove equipment and leasehold improvements, as well as clean up the premises upon vacating a center when taken out of operation. Most of these obligations are not expected to be paid until several years in the future and will be funded from general company resources. The ARO is an estimate of expected costs based on a number of assumptions requiring professional judgement. When the liability is initially recorded, we capitalize this cost by increasing the carrying amount of the related properties and equipment. Over time, the liability is increased for the changes in its present value, and the capitalized cost in property and equipment is depreciated over the useful life of the related asset.

The Company recognizes changes to the liability as an accretion due to the passage of time in operating expenses. Changes due to passage of time are calculated by applying an interest method of allocation using the discount rate used in the calculation of the ARO. The Company recognizes changes to the liability arising from revisions to the timing, amount of expected undiscounted cash flows or discount rate as an increase or decrease to the carrying amounts of the ARO and the related asset retirement capitalized cost. The current portion of the asset retirement obligation is included in accrued expenses in the consolidated balance sheets. The long-term portion is included within other long-term liabilities in the consolidated balance sheets.

Income Taxes:    The Company utilizes the asset and liability approach in accounting for income taxes. We recognize income taxes in each of the jurisdictions in which we have a presence. For each jurisdiction, we estimate the actual amount of income taxes currently payable or receivable, as well as deferred income tax assets and liabilities. Deferred tax assets and liabilities are recorded to recognize the expected future tax benefits or costs of events that have been, or will be, reported in different years for financial statement purposes than tax purposes. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which these items are expected to reverse. We review our deferred tax assets to determine if it is more-likely-than-not that they will be realized. If we determine it is not more-likely-than-not that a deferred tax asset will be realized, we record a valuation allowance to reverse the previously recognized tax benefit.

The Company recognizes tax benefits related to uncertain tax positions if we believe it is more likely than not the benefit will be realized. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs.

Revenue Recognition:    The Company adopted Financial Accounting Standards Board (FASB) Accounting Standard Update (ASU) 2014-09, Revenue from Contracts with Customers as of July 1, 2019.

The following table presents the Company’s revenue disaggregated by major revenue categories:

	Fiscal Year Ended
	June 27, 2021	% of revenues	June 28, 2020	% of revenues
Major revenue categories:
Bowling	$203,730	52%	$270,102	52%
Food and beverage	128,393	32%	179,460	34%
Amusement	48,414	12%	62,407	12%
Media	14,697	4%	8,462	2%
Total revenues	$395,234	100%	$520,431	100%

Bowling revenue — The Company recognizes revenue for providing bowling services to customers in exchange for consideration that is recognized as revenue on the day that the services are performed and payments are received from the customer. Any prepayments for bowling revenue are recognized as deferred revenue and recognized when earned.

Food and beverage revenue — Sales of food and beverages at our bowling centers are recognized at a point-in-time.

Amusement revenue — Amusement revenue includes amounts earned through arcades and other games. Similar to bowling and food and beverage revenue, almost all of our revenue is earned at a point-in-time. We record deferred revenue for events where we collect cash in advance of the Company’s satisfaction of its performance obligation, which would occur on the date of the event. These deferred amounts are not material to our financial statements and the amounts are typically all earned in the subsequent period. The Company provides customers game-play tokens and game cards, which are subject to breakage and redemptions. Please see further details below on our accounting policies regarding these items.

Media revenue — The Company earns media revenue from sanctioning official PBA tournaments and licensing media content to our customers, which include television networks and multi-year contracts. The Company considers each tournament as a separate performance obligation as each tournament’s pricing is negotiated separately and represents stand-alone selling price based on the terms of the contract and the relative nature services provided. Media revenue is generated through producing and licensing distribution rights to customers, which is recognized at the point-in-time the Company produces and delivers programming for a respective tournament. Tournament revenue includes sponsorships, entry and host fees. Fees received for sponsorships and tournaments are recognized as deferred revenue until the respective tournament occurs, at which point, the Company recognizes those fees as revenue.

The Company sells gift and game cards that do not expire. Gift and game card revenue is recognized as gift and game cards or game-play tokens are redeemed by customers. The Company accrues unearned revenue as a liability for the unredeemed tickets that may be redeemed or used in the future. Gift and game card sales are recorded as an unearned gift and game card revenue liability when sold. Unearned gift and game card revenue or deferred revenue is reported in accrued expenses in the consolidated balance sheets and is disclosed in Note 7. The Company recognized revenue of $5,044 during the fiscal year ended June 27, 2021 that was included in the beginning of fiscal year 2021 deferred revenue. Gift and game card revenue is not material to the consolidated financial statements. The Company recognizes breakage revenue for unredeemed gift and game cards on a pro-rated basis based on historical redemption patterns. Breakage is the amount not used or redeemed by the customer. Breakage income from game and gift cards is included in operating revenue. Breakage income is not material to the consolidated financial statements.

Taxes collected from customers and remitted to government authorities are excluded from revenue in the consolidated statement of operations. The remittance obligation is included in accrued liabilities until the taxes are sent to the appropriate taxing authorities.

The Company also has a loyalty program called the Most Valuable Bowler (MVB) program. MVB participants earn rewards in the form of coupons or points based on their cumulative spend with an expiration date. The loyalty program creates material rights, which are valued as separate performance obligations and deferred until use or expiration. The deferred portion is included in deferred revenue and is not material to the financial statements.

From time to time, the Company offers discount vouchers through outside vendors. Revenue for these vouchers is recognized as revenue when the voucher is redeemed by the guest or as breakage on a pro-rated basis based on historical redemption patterns. Revenue is recognized for the gross amount paid by customers for purchased vouchers. The fee paid to the outside vendors, in the form of the discount, is recognized in cost of revenues. We recognize this revenue on a gross basis, as we are responsible for providing the service desired by the customer.

Costs of Revenues:    The Company’s costs of revenues all relate to center operations and are comprised primarily of fixed costs that are not variable or less variable with changes in revenues, and include depreciation, amortization, property taxes, supplies, insurance and utilities. Variable costs included within costs of revenues primarily comprise labor, food and beverage costs, supplies, prize funds, tournament production expenses and amusement costs.

Selling, General and Administrative Expenses (SG&A):    SG&A expenses are comprised primarily of employee costs, media and promotional expenses, and depreciation and amortization (excluding those related to our center operations), and other miscellaneous expenses. A portion of SG&A costs are not variable in nature and do not fluctuate significantly with changes in revenue, and include such expenses as depreciation, amortization and certain compensation.

Other Expenses:    Other expenses comprise various costs primarily including professional fees and transactional related expenses associated with business acquisitions, and foreign currency gains/losses.

Stock Based Compensation:    Stock based compensation is based on the grant-date fair value estimated in accordance with applicable accounting standards for stock compensation. Bowlero Corp. recognizes stock based compensation on a straight-line basis over the requisite service period for time-based awards and recognizes the cost for performance-based awards upon the consummation of a liquidity event. The Company has adopted the provision of the applicable standard to not recognize the effect of forfeitures until they occur. All compensation expense for an award will be recognized by the time it becomes fully vested. Stock based compensation is recorded in cost of revenues and selling, general and administrative expenses in the consolidated statement of operation based on the employees’ respective functions. The Company records deferred tax assets for awards that result in deductions on the Company’s income tax returns, based on the amount of compensation cost recognized and the Company’s statutory tax rate in the jurisdiction in which it will receive a deduction.

We use the Black-Scholes-Merton option pricing model to calculate the fair value of stock options. This option valuation model requires the use of subjective assumptions, including the estimated fair value of the underlying common stock, the expected stock price volatility, and the expected term of the option. The estimated fair value of the underlying common stock was based on third-party valuations. Our volatility estimates are based on a peer group of companies. We estimate the expected term of our time-based awards to be the weighted average mid-point between the vesting date and the end of the contractual term. We use this method to estimate the expected term since we do not have sufficient historical exercise data. We estimate the expected term of our performance based awards to be seven years representing the estimated time to liquidity.

Advertising and Television Costs:    Costs for advertising are expensed when incurred and recorded as operating expenses. Total advertising expenses for fiscal years 2021 and 2020 were $3,576 and $9,057, respectively. Advertising expense is included within costs of revenues on the consolidated statement of operations. Television spending, including costs associated with bowling tournaments that are televised, are capitalized as prepaid costs and expensed at the time the event takes place.

Tenant Improvement Incentives:    The Company has leasehold improvement allowances of $15,100 and $15,850 as of June 27, 2021 and June 28, 2020, respectively, from landlords recorded as liabilities in other current liabilities and other long-term liabilities and amortized as a reduction of rent expense over the life of the lease.

Foreign Currency Translation:    The Company’s financial statements are reported in U.S. dollars. Our foreign subsidiaries maintain their records in the currency of the country in which they operate.

Assets and liabilities of foreign subsidiaries are translated into U.S. dollars using rates of exchange at the balance sheet date. Translation adjustments are recorded in other comprehensive income (loss). Revenues and expenses are translated at rates of exchange in effect during the year. Transaction gains and losses are recorded in net income (loss).

Commitments and contingencies:    Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Business Interruption Insurance:    The Company recognized $20,188 and $6,025 of business interruption insurance recoveries as other operating income in the consolidated statements of operations during fiscal years 2021 and 2020, respectively, as a result of the insured claim resulting from the temporarily suspension of operations in compliance with local, state, and federal governmental restrictions to prevent the spread of the COVID-19 pandemic.

Variable Interest Entity:    The Company has an ownership interest in a variable interest entity (VIE), Thousand Oaks Company (Thousand Oaks). The Company accounts for its 50% ownership interest in Thousand Oaks, a joint venture in Texas with C & C Co., under the equity method of accounting. The Company is not the primary beneficiary of Thousand Oaks since it does not have the power to direct activities of the VIE that most significantly impact the VIE’s economic performance. Further, the Company and its equity at-risk investor partner either absorb the losses or receive the benefits of the VIE on a proportionate basis. Under the equity method of accounting, the Company does not consolidate the VIE but recognizes its proportionate share of the profits and losses of the unconsolidated VIE. The nature of the Company’s involvement with Thousand Oaks does not meet the criteria of sponsorship for a qualifying special purpose entity in regards to the transfer of financial assets. Thousand Oaks is a self-sustaining bowling center. The assets of Thousand Oaks are used in the joint venture’s operations, and the VIE relationship does not expose the Company to risks outside of those inherent in normal operations.

Net Loss Per Share Attributable to Common Stockholders:    Net loss per share attributable to common stockholders is computed based on the weighted average number of basic and diluted shares outstanding during each period. The net loss used in the computation is increased by the dividends accumulated during the fiscal year on the Company’s Series A Redeemable Convertible Preferred Stock. Since the Company has reported net losses for both periods presented, all potentially dilutive securities have been excluded from the calculation of the diluted net loss per share attributable to common stockholders as their effect is antidilutive and accordingly, basic and diluted net loss per share attributable to common stockholders is the same for both periods presented.

Recently Adopted Accounting Standards:    In April 2020, the FASB issued interpretive guidance in response to the COVID-19 pandemic. The Staff Q&A titled, Accounting for Lease Concessions Related to the Effects of the COVID-19 Pandemic, permits entities to elect to not evaluate whether lease-related relief that lessors provide to mitigate the economic effects of COVID-19 on lessees is a lease modification under Accounting Standards Codification (ASC 840). This election is available for concessions related to the effects of the COVID-19 pandemic that do not result in a substantial increase in the rights of the lessor or our obligations as the lessee, i.e. the total payments required by the modified contract are substantially the same or less than the total payments required by the original contract. The FASB staff expects that reasonable judgement will be exercised in making those determinations, and expects that there will be multiple ways to account for those deferrals, none of which the staff believes are more preferable than the others. Two of those methods are:

a)      Account for the concessions as if no changes to the lease were made. Under that account, a lessor would increase its lease receivable, and a lessee would increase its liabilities as receivables/payments accrue. In its income statement, a lessor would continue to recognize income, and a lessee would continue to recognize expense during the deferral period.

b)      Account for the deferred payments as variable lease payments.

Where applicable, the Company adopted option (a) above and continues to recognize rent expense. As of June 27, 2021 we had deferred cash rent payments of $22,463, which are included in other long-term liabilities on the consolidated balance sheets. See Note 10, Commitments and Contingencies for further information.

Recently Issued Accounting Standards:    In February 2016, the FASB released ASU 2016-02, Leases (Topic 842), completing its project to overhaul lease accounting. The ASU codifies Topic 842, which will replace the guidance in ASC 840. In June 2020, the FASB issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU 2016-02 for certain entities that have not yet issued their financial statements (or made financial statements available for issuance) reflecting the adoption of ASU 2016-02. The main provision of ASU 2020-05 allows entities to elect to adopt the guidance for fiscal years beginning after December 15, 2021. Early application continues to be permitted, which means that an entity may choose to implement Topic 842 before the deferred effective date. The Company has not adopted Topic 842, which is effective for the Company in fiscal year 2023. While the Company expects the adoption of Topic 842 to add right-of-use assets and lease liabilities to the consolidated balance sheet, it is currently evaluating the implications of this standard.

Isos Acquisition Corporation [Member]
Significant Accounting Policies [Line Items]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Deferred Offering Costs

Deferred offering costs consist of legal and accounting expenses incurred through the balance sheet date that are directly related to the Proposed Public Offering and that will be charged to shareholders’ equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Net Loss Per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares subject to forfeiture by the Sponsor. Weighted average shares were reduced for the effect of an aggregate of 843,750 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised by the underwriters (see Note 5). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to its short-term nature.

Income Taxes

The Company accounts for income taxes under FASB ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on December 29, 2020, the evaluation was performed for upcoming 2020 tax year which will be the only period subject to examination.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman federal income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Note 3 — Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected through December 31, 2021.

The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Form 8-K and the final prospectus filed by the Company with the SEC on March 12, 2021 and March 4, 2021, respectively.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of these unaudited condensed financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates. Significant estimates include estimates of the fair value of the forward purchase agreement liability and the warrant liability (see Note 7).

Marketable securities held in Trust Account

At September 30, 2021, the assets held in the Trust Account were substantially held in mutual funds comprised of U.S. Treasury Bills, classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in Trust interest income in the statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet. The fair values of cash and cash equivalents, prepaid expenses, due to related party are estimated to approximate the carrying values as of September 30, 2021 due to the short maturities of such instruments.

The Company’s Private Placement Warrants liability and forward purchase agreements (FPA) liability are based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the warrant liability and FPA liability is classified as level 3. See Note 7 for additional information on assets and liabilities measured at fair value.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. At September 30, 2021 and December 31, 2020, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Ordinary Shares Subject to Possible Redemption

All of the 25,483,700 Class A ordinary shares sold as part of the Units in the IPO contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation or if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. Therefore, all Class A ordinary shares have been classified outside of permanent equity.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital to the extent available and accumulated deficit.

Net Loss Per Ordinary Share

The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Earnings and losses are shared pro rata between the two classes of shares. The 13,892,395 ordinary shares issuable upon exercise of outstanding warrants to purchase the Company’s shares were excluded from diluted earnings per share for the three and nine months ended September 30, 2021 because the warrants are contingently exercisable, and the contingencies have not yet been met. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the periods presented. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of ordinary shares:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(6,605,690)	$(1,651,422)	$(4,834,534)	$(1,536,326)

Denominator:
Weighted-average shares outstanding	25,483,700	6,370,925	19,454,853	6,182,395
Basic and diluted net loss per share	$(0.26)	$(0.26)	$(0.25)	$(0.25)

Offering Costs associated with the Initial Public Offering

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the IPO and were charged to shareholders’ equity upon the completion of the IPO. Offering costs are allocated to the separable financial instruments issued in the IPO based on a relative fair value basis compared to total proceeds received. Offering costs associated with warrant liabilities are expensed, and offering costs associated with the Class A ordinary shares are charged to shareholders’ equity.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the statements of operations. Derivative assets and liabilities are classified on the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Company has determined the warrants are a derivative instrument.

FASB ASC 470-20, Debt with Conversion and Other Options addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate IPO proceeds from the Units between Class A ordinary shares and warrants, using the residual method by allocating IPO proceeds first to fair value of the warrants and then the Class A ordinary shares.

Income Taxes

The Company accounts for income taxes under FASB ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on December 29, 2020, the evaluation was performed for upcoming 2021 tax year which will be the only period subject to examination.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman federal income tax regulations, income taxes are not levied on the Company.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company continues to evaluate the impact of the adoption of the ASU on the Company’s financial position, results of operations or cash flows.